UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22342
Investment Company Act file number

2009 Dole Food Automatic Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA 90071
(Name and address of agent for service)

(213) 615-6043
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

2009 Dole Food Automatic Common Exchange Security Trust

Semi-Annual Report

Financial Statements as of and for the six months ended
June 30, 2012 (Unaudited)

Table of Contents

Allocation of Portfolio Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	12

2009 Dole Food Automatic Common Exchange Security Trust
Schedule of Investments
June 30, 2012 (Unaudited)

Security Description	Maturity Date	Par Value	Amortized Cost	Fair Value

Stripped United States Treasury Note - 2.40%*
Stripped United States Treasury Note	08/15/2012	$5,250,000	$5,241,071	$5,249,333
Total Stripped United States Treasury Note			5,241,071	5,249,333

United States Treasury Bill - 2.40%*
United States Treasury Bill	07/26/2012	5,250,000	5,249,588	5,249,869
Total United States Treasury Bill			5,249,588	5,249,869
			10,490,659	10,499,202
Forward Purchase Contract -95.19%*
D. Murdock Living Trust / 2009 Dole Food Automatic Common Exchange Security Trust Purchase Agreement			228,575,303	207,840,000
Total Forward Purchase Contract			228,575,303	207,840,000

Total Investments - 99.99%*			$239,065,962	$218,339,202
Other Assets in Excess of Liabilities - 0.01%*				9,682
TOTAL NET ASSETS - 100.00%*				$218,348,884

Footnotes
* Percentages are stated as a percent of net assets.

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

Assets:
Investments in U.S. Treasury Securities, at Fair Value (Cost $10,490,659)	$10,499,202
Investment in Forward Purchase Contract, at Fair Value (Cost $228,575,303)	207,840,000
Total Investments	218,339,202
Cash	9,682
Total Assets	218,348,884

Net Assets	$218,348,884

Net Assets Consist of:
$0.875 Trust Automatic Common Exchange Securities ("TRACES"), No Par Value; 24,000,000 Shares Issued and Outstanding	$239,075,644
Net Unrealized Depreciation on Investments	(20,726,760)
Net Assets	$218,348,884
Net Asset Value per TRACES Share	$9.10

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Operations
For the six months ended June 30, 2012 (Unaudited)

For the six months ended June 30, 2012 (Unaudited)
Investment Income
Interest Income	$53,864
Total Investment Income	53,864

Net Investment Income	53,864
Net Change in Unrealized Appreciation on Investments	9,312,387
Net Increase in Net Assets Resulting from Operations	$9,366,251

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Changes in Net Assets
For the six months ended June 30, 2012 (Unaudited) and for the year ended December 31, 2011

	For the six months ended June 30, 2012 (Unaudited)	For the year ended December 31, 2011
Change in Net Assets Resulting from Operations:
Net Investment Income	$53,864	$254,076
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,312,387	(91,604,893)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,366,251	(91,350,817)

Distributions Paid to TRACES Holders:
Net Investment Income	85,157	348,867
Return of Capital to TRACES Holders	10,414,843	20,651,133
Change in Net Assets from Distributions Paid to TRACES Holders	10,500,000	21,000,000

Net Decrease in Net Assets	(1,133,749)	(112,350,817)
Net Assets, Beginning of Period	219,482,633	331,833,450
Net Assets, End of Period (Including $0 and $31,293 in	$218,348,884	$219,482,633
Undistributed Net Investment Income, respectively)

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Cash Flows
For the six months ended June 30, 2012 (Unaudited)

For the six months ended June 30, 2012 (Unaudited)
Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$21,000,000
Purchases of U.S. Treasury Securities	(10,496,479)
Net Cash Provided by Operating Activities	10,503,521

Cash Flows from Financing Activities:
Distributions to TRACES Holders	(10,500,000)
Net Cash Used in Financing Activities	(10,500,000)

Net Increase in Cash	3,521
Cash - Beginning of Period	6,161
Cash - End of Period	$9,682

Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Provided by Operating Activities:
Net Increase in Net Assets Resulting from Operations	$9,366,251
Net Investment Income	(53,864)
Net Change in Unrealized Appreciation on Investments	(9,312,387)
Maturity of U.S. Treasury Securities	21,000,000
Purchases of U.S. Treasury Securities	(10,496,479)
Net Cash Provided by Operating Activities	$10,503,521

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Financial Highlights
For the six months ended June 30, 2012 (Unaudited), for the years ended December 31, 2011 and 2010 and for the period from October 28, 2009 through December 31, 2009

	For the six months ended June 30, 2012 (Unaudited)		For the year ended December 31, 2011		For the year ended December 31, 2010		For the period from October 28, 2009(1) through December 31, 2009

Per Share Operating Performance:
Beginning Net Asset Value	$9.15		$13.83		$13.72		$12.50
Selling Commissions	-		-		-		(0.37)

Beginning Net Asset Value, Net of Selling Commission	9.15		13.83		13.72		12.13

Income From Investment Operations:
Net Investment Income	-		0.01		0.02		-
Net Realized and Unrealized Gain (Loss) on Investments	0.39		(3.82)		0.97		1.59

Total Gain (Loss) from Investment Operations	0.39		(3.81)		0.99		1.59

Distributions to TRACES Holders
Net Investment Income	(0.00)		(0.01)		(0.01)		-
Return of Capital to TRACES Holders	(0.44)		(0.86)		(0.87)		-

Total Distributions	(0.44)		(0.87)		(0.88)		-

Ending Net Asset Value	$9.10		$9.15		$13.83		$13.72

Supplemental Data and Ratios:
Net Assets, End of Period	$218,348,884		$219,482,633		$331,833,450		$329,340,923
Total Return	4.26%		(27.55)%		7.20%		13.10%
Ratio of Expenses to Average Net Assets (2)	0.00%		0.00%		0.00%		0.00%
Ratio of Net Investment Income to Average Net Assets	0.05%	(3)	0.09%	(4)	0.21%	(4)	0.05%	(3)
Portfolio Turnover Rate (5)	0.00%		0.00%		1.79%		0.00%

(1) Commencement of operations.
(2) The Trust is not responsible for any expenses related to its ongoing operations. See Note 4 for additional information.
(3) Annualized ratio of net investment income to average net assets as calculated by net investment income divided by the average of net assets upon commencement and at the end of the period.
(4) Annualized ratio of net investment income to average net assets as calculated by net investment income divided by the average of net assets at each quarter end in the period.
(5) Lower of Purchases or Maturities (excluding short-term investments) divided by the average portfolio assets during the period.

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six months ended June 30, 2012, for the years ended December 31, 2011 and 2010 and for the period from October 28, 2009 (commencement of operations) through December 31, 2009
(Unaudited)

1.	Organization
The 2009 Dole Food Automatic Common Exchange Security Trust ("Trust") was established on October 22, 2009 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on October 28, 2009.  In October 2009, the Trust sold $0.875 Trust Issued Automatic Common Exchange Securities ("TRACES") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The TRACES have not been registered for offering under the Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury Bills, stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract (the “Contract”) for shares of common stock of Dole Food Company, Inc. ("DFCI"), a Delaware corporation, with an existing shareholder (the “Seller”) of DFCI. Under the terms of the Contract, at the Seller’s discretion, the Trust will exchange each TRACES for either (i) between 0.8333 of a share and 1.000 share of DFCI common stock, or (ii) cash equal to the value of the shares of DFCI common stock on the Exchange Date, November 1, 2012. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies

A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
The Trust will use the following valuation methods to determine either current market value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,

(ii)	short-term investments having an original maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable, and

(iii)
the Contract will be valued using a market based approach on the basis of the bid price received by the Trust for the Contract, or any portion of the Contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Board of Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Board of Trustees.

 In order to determine the Contract fair value at June 30, 2012 the Trust engaged an independent broker-dealer with sufficient expertise in valuing this type of Contract.  The broker-dealer developed the fair value of the Contract using a combination of long and short positions and call and put options on the value Dole common stock, together with a zero-coupon bond.

D. Security Transactions and Investment Income
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount.  Unrealized gains and losses are accounted for on the specific identification method.  Amortized cost valuation represents cost, adjusted for a proportional increase or decrease in value due to the discount or premium until maturity.

E. Forward Purchase Contract
On October 28, 2009, the Trust entered into the Contract, which is a derivative instrument, with the Seller and paid to the Seller $228,575,303 in connection therewith.  Pursuant to this Contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on November 1, 2012 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8333 of a share and 1 share of DFCI common stock or cash equal to the value of these shares on this date.

At June 30, 2012, the Contract had the following value:

Forward Contract	Exchange Date	Cost of Contract	Contract Fair Value	Net Unrealized Depreciation
Seller - David H. Murdock Living Trust	11/01/2012	$228,575,303	$207,840,000	$20,735,303

The cost and value of the Contract are included in investments, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized depreciation in the Statement of Operations is included in the net unrealized depreciation on investments in the Statement of Assets and Liabilities.

The Seller’s obligation under the Contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At June 30, 2012, the Custodian held 24,000,000 shares of DFCI common stock with an aggregate value of $210,720,000.

3.	Recently Issued Accounting Pronouncements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for the Trust. The Trust has concluded that the adoption of the new requirements in ASU 2011-04 did not have a material impact on the Trust’s financial position or results of operations.

4.	Expenses
The Seller has taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  During the six months ended June 30, 2012, the Seller paid fees and expenses totaling $47,294 on behalf of the Trust.

5.	Distributions
TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Bills and U.S. Treasury Strips of $0.21875 per quarter (except for the first distribution on February 1, 2010 which was $0.22604), payable quarterly which commenced February 1, 2010.  Distributions to TRACES holders for the six months ended June 30, 2012 and for the years ended December 31, 2011 and 2010 were $10,500,000, $21,000,000 and $21,175,000, respectively.

6.	Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, TRACES holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of June 30, 2012, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, aggregated $8,543 and $20,735,303, respectively.  The aggregate cost of investments for Federal income tax purposes was $239,065,962 at June 30, 2012.

7.	Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2:	Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3:	Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

		Fair Value Measurements at June 30, 2012 Using
	Fair Value at June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Other
U.S. Treasury Securities	$10,499,202	$10,499,202	$-	$-
Total Other	10,499,202	10,499,202	-	-
Derivative Instruments
Forward Purchase Contract	207,840,000	-	207,840,000	-
Total Derivative Instruments	207,840,000	-	207,840,000	-
Total	$218,339,202	$10,499,202	$207,840,000	$-

During the six months ended June 30, 2012, there were no transfers between Level 1, Level 2 and Level 3.

8.   Investment Transactions
During the six months ended June 30, 2012, $21,000,000 in U.S. Treasury Securities matured.  The proceeds were used by the Trust to make distributions to TRACES holders and to purchase U.S. Treasury Securities (at cost) in the amount of $10,496,479.  The Trust did not sell any securities during the six months ended June 30, 2012.

9.	Capital Share Transactions
During the period from October 28, 2009 through December 31, 2009, the Trust sold 24,000,000 TRACES to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $291,000,000 ($300,000,000 net of selling commissions of $9,000,000).  As of December 31, 2009, 2010, and 2011 and June 30, 2012, there were 24,000,000 TRACES issued and outstanding.

10.	Subsequent Events
The Trust has adopted ASC Topic 855, Subsequent Events (formerly Statement 165), as amended by ASU 2010-09, Amendments to Certain Recognition and Disclosure Requirements, which establish general standards of accounting and disclosure for events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued.  The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

2009 Dole Food Automatic Common Exchange Security Trust

ADDITIONAL INFORMATION (Unaudited)
June 30, 2012

Form N-Q
The Trust files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/12 – 01/31/2012	0	0	0	0
Month #2 02/01/12 – 02/29/12	0	0	0	0
Month #3 03/01/12 – 03/31/12	0	0	0	0
Month #4 04/01/12 – 04/30/12	0	0	0	0
Month #5 05/01/12 – 05/31/12	0	0	0	0
Month #6 06/01/12 – 06/30/12	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2009 Dole Food Automatic Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
 Donald J. Puglisi, Managing Trustee

Date August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
  Donald J. Puglisi, Managing Trustee

Date August 28, 2012